Expense Example - Premier Shares Class - Federated Hermes Institutional Tax-Free Cash Trust - PRM	Feb. 28, 2021 USD ($)
Expense Example:
1 Year	$ 33
3 Years	103
5 Years	180
10 Years	$ 406